SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Aug. 13, 2025	Jul. 10, 2025	Jul. 01, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Number of share issued				362,960
Subsequent Event
Subsequent Event [Line Items]
Purchase price consideration paid	$ 600
Bridge loan (settled / offset in purchase price)	$ 50
Subsequent Event | Bladeranger [Member]
Subsequent Event [Line Items]
Number of shares exercised			840,000
Excersice price of options granted			$ 0.01
Subsequent Event | Acquisition of LayerBio, Inc. (Preferred Stock Purchase Agreement)
Subsequent Event [Line Items]
Number of shares acquired		7,331,378
Percentage of voting interests acquired		51.00%
Additional contingent consideration		$ 2,400
Subsequent Event | At-the-Market (ATM) offering program [Member]
Subsequent Event [Line Items]
Number of share issued			1,062,199
Proceed from shares issued			$ 2,700